Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0001001250
Registrant Name	ESTEE LAUDER COMPANIES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES